Other Expenses - Summary of Other Operating Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cost And Expenses By Nature [Abstract]
Professional, outsourced and other services	$ (27,666,155)	$ (31,529,339)	$ (35,580,482)
Other supplies and services	(18,746,799)	(16,538,925)	(17,249,969)
Insurance premiums	(12,479,501)	(15,963,457)	(14,750,997)
Taxes and charges	(3,411,239)	(3,589,932)	(5,897,231)
Repairs and maintenance	(2,183,793)	(2,467,908)	(3,277,318)
Marketing, public relations and advertising	(388,562)	(713,691)	(572,883)
Leases and rental costs	(3,606,514)	(1,229,779)	(1,240,625)
Environmental expenses	(3,862,251)	(1,341,773)	(2,806,941)
Huechún and Chillán projects written-off		(2,549,926)
Current projects written-off	(25,105,910)	(33,930,297)	(2,706,830)
Other supplies	(2,720,780)	(4,680,233)	(3,308,962)
Travel expenses	(1,925,277)	(1,974,202)	(2,057,192)
Indemnities and fines	(724,239)	(2,793,753)	(890,392)
Total other expenses by nature	$ (102,821,020)	$ (119,303,215)	$ (90,339,822)